Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
September 30, 2023 (Unaudited)

MUNICIPAL BONDS - 95.4%	Principal Amount	Value
General Obligation Bonds - 14.5%
Bondurant-Farrar Iowa Community School District		$–
2.00%, 06/01/2038	1,805,000	1,152,037
2.00%, 06/01/2039	2,555,000	1,591,844
Calumet County Wisconsin		$–
1.75%, 12/01/2037	1,035,000	661,597
1.88%, 12/01/2038	1,320,000	836,124
1.88%, 12/01/2039	2,650,000	1,621,698
Cartersville Georgia		$–
2.00%, 10/01/2039	3,195,000	2,065,670
Chicago Illinois Park District		$–
4.00%, 01/01/2034	2,425,000	2,273,462
4.00%, 01/01/2036	2,930,000	2,708,140
Fairfield California		$–
4.32%, 04/01/2038 (a)	3,845,000	1,893,744
Illinois State		$–
5.00%, 02/01/2039	4,950,000	4,770,883
New Glarus School District		$–
2.00%, 04/01/2039	1,510,000	983,792
Peoria Arizona		$–
2.00%, 07/15/2038	3,375,000	2,266,816
Westosha Wisconsin Central High School District		$–
2.00%, 03/01/2038	1,000,000	666,713
2.00%, 03/01/2039	1,500,000	972,959
Wisconsin State		$–
4.40% (SIFMA Municipal Swap Index + 0.42%), 05/01/2025	10,000,000	9,979,757
York County South Carolina Fort Mill School District No. 4		$–
1.88%, 03/01/2037	4,585,000	3,123,117
1.88%, 03/01/2038	4,675,000	3,053,488
Total General Obligation Bonds		40,621,841

Revenue Bonds - 80.9%
Alabama Housing Finance Authority		$–
5.00%, 09/01/2024 (b)	5,410,000	5,413,009
Alaska Housing Finance Corp.		$–
4.60%, 12/01/2042	890,000	858,281
Allegheny County Pennsylvania Hospital Development Authority		$–
4.56% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,728,423
American Municipal Power, Inc.		$–
5.00%, 02/15/2036	1,000,000	1,032,881
Arizona Industrial Development Authority		$–
4.00%, 07/01/2041	1,200,000	1,013,021
Austin Texas		$–
7.88%, 09/01/2026	1,750,000	1,761,494
Baltimore County Maryland		$–
4.00%, 01/01/2039	1,000,000	873,804
4.00%, 01/01/2040	1,525,000	1,316,406
Buffalo New York Sewer Authority		$–
4.00%, 06/15/2051	750,000	630,248
California Community Choice Financing Authority		$–
5.00%, 09/01/2029	3,805,000	3,872,366
4.43% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,647,362
5.50%, 05/01/2054 (b)	5,000,000	5,147,578
California Earthquake Authority		$–
5.60%, 07/01/2027	8,095,000	8,046,869
California Infrastructure & Economic Development Bank		$–
4.00%, 05/01/2046	2,000,000	1,710,895
4.33% (SIFMA Municipal Swap Index + 0.35%), 08/01/2047	4,360,000	4,318,942
3.65%, 01/01/2050 (b)(c)	6,800,000	6,758,678
California Municipal Finance Authority		$–
5.00%, 11/01/2029 (c)	1,170,000	1,167,276
5.00%, 11/01/2049 (c)	1,575,000	1,319,982
California School Finance Authority		$–
5.00%, 07/01/2037 (c)	1,180,000	1,184,199
Clifton Texas Higher Education Finance Corp.		$–
4.00%, 04/01/2040	2,450,000	2,180,118
Colorado Health Facilities Authority		$–
4.00%, 12/01/2040	1,500,000	1,234,208
Colorado Housing and Finance Authority		$–
5.75%, 11/01/2053	6,000,000	6,199,663
District of Columbia Housing Finance Agency		$–
5.00%, 12/01/2026 (b)	2,500,000	2,518,433
Douglas County Nebraska		$–
4.51% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,855,000	7,748,705
Du Page Illinois		$–
3.00%, 05/15/2047	7,495,000	4,812,167
Fairfax County Virginia Redevelopment & Housing Authority		$–
5.00%, 01/01/2025 (b)	2,722,000	2,722,089
Florida Development Finance Corp.		$–
4.00%, 11/15/2035	2,000,000	1,847,886
Grand Forks North Dakota		$–
7.00%, 12/15/2043 (c)(d)	2,500,000	1,250,000
9.00%, 06/15/2044 (c)(d)	2,500,000	1,250,000
Health Educational and Housing Facility Board of Memphis Tennessee		$–
5.00%, 07/01/2027 (b)	6,000,000	6,039,119
Illinois Housing Development Authority		$–
4.85%, 10/01/2042	2,700,000	2,662,525
Indiana Housing & Community Development Authority		$–
5.00%, 10/01/2026 (b)	4,452,000	4,460,969
Industrial Development Authority of St Louis Missouri		$–
2.22%, 12/01/2038	2,432,659	1,687,550
Lakeland Florida		$–
5.00%, 11/15/2045	9,000,000	8,321,877
Lancaster County Pennsylvania Hospital Authority		$–
5.00%, 08/15/2042	2,380,000	2,389,705
Los Angeles California Department of Airports		$–
5.00%, 05/15/2038	2,000,000	2,043,958
Maryland Community Development Administration		$–
2.41%, 07/01/2043	2,500,000	1,638,418
Maryland Economic Development Corp.		$–
4.00%, 07/01/2040	1,275,000	1,135,455
Maryland Health & Higher Educational Facilities Authority		$–
5.00%, 08/15/2038	10,000,000	10,000,119
Metropolitan Pier & Exposition Authority		$–
2.33%, 12/15/2031 (a)	135,000	93,129
2.90%, 06/15/2034 (a)	270,000	164,999
2.97%, 06/15/2037 (a)	175,000	89,596
3.61%, 12/15/2038 (a)	1,175,000	547,928
5.10%, 06/15/2046 (a)	3,300,000	1,009,028
3.45%, 12/15/2051 (a)	375,000	84,719
3.61%, 12/15/2052 (a)	590,000	126,026
Metropolitan Transportation Authority		$–
4.41% (SIFMA Municipal Swap Index + 0.43%), 11/01/2031	12,500,000	12,330,662
5.00%, 11/15/2033	5,000,000	5,000,341
5.00%, 11/15/2038	5,000,000	4,963,072
5.00%, 11/15/2038	1,250,000	1,287,404
5.00%, 11/15/2042	1,870,000	1,844,193
Miami Beach Florida Health Facilities Authority		$–
5.00%, 11/15/2039	4,455,000	4,373,017
Montana Board of Housing		$–
4.90%, 12/01/2042	1,000,000	991,577
Nebraska Investment Finance Authority		$–
4.35%, 09/01/2043	2,500,000	2,307,042
Nevada Housing Division		$–
5.00%, 12/01/2025 (b)	2,775,000	2,785,831
New Hampshire Housing Finance Authority		$–
4.65%, 07/01/2047	1,800,000	1,671,871
New Hope Texas Cultural Education Facilities Finance Corp.		$–
5.50%, 07/01/2046 (d)	2,075,000	933,750
New Jersey Economic Development Authority		$–
5.23% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,926,945
3.47%, 06/15/2027	1,000,000	936,682
New Jersey Housing & Mortgage Finance Agency		$–
1.60%, 10/01/2026	1,765,000	1,614,104
New York City New York Housing Development Corp.		$–
2.60%, 11/01/2034	1,975,000	1,608,971
New York Liberty Development Corp.		$–
3.00%, 09/15/2043	6,340,000	4,569,432
3.13%, 09/15/2050	4,660,000	3,191,910
New York State Housing Finance Agency		$–
1.60%, 11/01/2024	1,950,000	1,884,763
1.65%, 05/15/2039	1,305,687	876,412
North Dakota Housing Finance Agency		$–
4.60%, 07/01/2043	2,285,000	2,158,737
Portland Maine General Airport Revenue		$–
4.00%, 01/01/2038	1,500,000	1,389,940
San Francisco California Airport Commission-San Francisco International Airport		$–
5.00%, 05/01/2038	6,220,000	6,356,357
Seattle Washington Municipal Light & Power Revenue		$–
4.47% (SIFMA Municipal Swap Index + 0.49%), 11/01/2046	7,000,000	6,998,566
Tampa Bay Florida Water		$–
5.00%, 10/01/2038	10,000,000	10,000,000
Utah Housing Corp.		$–
5.00%, 08/01/2025 (b)	1,957,000	1,963,152
3.00%, 01/21/2052	1,861,818	1,514,938
4.50%, 06/21/2052	4,596,772	4,294,380
5.00%, 10/21/2052	2,469,435	2,321,666
Virginia Small Business Financing Authority		$–
4.00%, 01/01/2036	2,250,000	2,042,851
Total Revenue Bonds		226,198,669
TOTAL MUNICIPAL BONDS (Cost $288,333,094)		266,820,510

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%	Shares
First American Government Obligations Fund - Class Z, 5.22%(e)	10,713,646	10,713,646
Total Money Market Funds		10,713,646
TOTAL SHORT-TERM INVESTMENTS (Cost $10,713,646)		10,713,646

TOTAL INVESTMENTS - 99.2% (Cost $299,046,740)		277,534,156
Other Assets in Excess of Liabilities - 0.8%		2,110,905
TOTAL NET ASSETS - 100.0%		$279,645,061

Percentages are stated as a percent of net assets.

(a)	Zero-coupon bond. The rate shown is the effective yield as of September 30, 2023.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2023.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is in default and missed all or a portion of its last payment of interest.
(e)	The rate shown represents the 7-day effective yield as of September 30, 2023.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Fixed Income Securities:
Municipal Bonds	$–	$266,820,510	$–
Total Fixed Income Securities	–	266,820,510	–

Short-Term Investments:	–	–	–
Money Market Funds	10,713,646	–	–
Total Short-Term Investments	10,713,646	–	–

Total Investments in Securities	$10,713,646	$266,820,510	$–